Financial Risk Management - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Number of shares issued	57,152,295	56,937,682	53,750,386	47,985,837	42,135,448	36,984,292
Interest rate risk [member] | Coupon fixed rate structure [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding convertible notes, coupon fixed rate	2.25%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average duration of marketable securities current	3 months
Weighted average duration of marketable securities noncurrent	12 months 18 days
Weighted average duration of marketable securities	3 months 6 days
Financial Assets Duration Period	12 months